Derivatives - Effect of Derivative Financial Instruments on Statement of Financial Position (Details) - Total derivatives designated as hedging instruments - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Interest Rate Caps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Asset	$ 0	$ 0
Liability	0	1,871
Notional	0	1,600,606
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Asset	0	0
Liability	0	540
Notional	0	1,100,606
Total derivatives designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Liability		2,411
Notional	0	2,701,212
Total derivatives designated as hedging instruments | Level 2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Asset	0	0
Liability	$ 0	$ 2,411